[LOGO OF PUTNAM INVESTMENTS]


                                                                Lincoln National
                                                    Aggressive Growth Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 1999

                 Lincoln National Aggressive Growth Fund, Inc.


Index
     Commentary
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements

Lincoln National
Aggressive Growth Fund, Inc.


Managed by:    [LOGO OF PUTNAM INVESTMENTS]

The Fund returned 4.8% for the six months ended June 30, 1999 while its benchmark, the S&P Mid-Cap 400 Index, returned 6.9% for the same period. Putnam Investments assumed sub-advisory responsibility May 1, 1999.

After underperforming their large cap counterparts earlier, mid-cap stocks posted a strong two-month return. As investors became increasingly convinced that both U.S. and global economies were accelerating, they rotated out of the high-priced, large-cap growth stocks into more attractively priced mid-cap growth companies. As a result, the Russell Mid-Cap Growth Index gained 4.5% as compared to the large-cap S&P 500 Index, which returned 1.3% for the period of May 3 through June 30, 1999.

The Lincoln National Aggressive Growth Fund lagged its style benchmark, the Russell MidCap Growth Index, for the period due to higher-priced technology, consumer staples, and financial stocks, which underperformed. In technology, strong performance by Qualcomm (cellular equipment manufacturer) and Solectron (electronic contract manufacturer) did not offset the results of not owning more robust software and equipment stocks. In consumer staples, weakness occurred in cable television (Cablevision Systems) and programming (USA Networks) holdings. In the financial sector, concerns over aggressive collection tactics hurt the performance of Providian, a consumer finance company.

The portfolio's top-performing sectors were communication services (Allegiance Telecom, a competitive local exchange carrier) and basic materials (Sealed Air, a specialty packing company).

Putnam's MidCap Growth Team continues to adhere to its growth equity discipline. The Aggressive Growth Fund portfolio is composed of stocks with strong earnings prospects that, given their superior growth prospects, we expect to outperform -- especially in the consumer cyclical and consumer staples sectors.

Eric M. Wetlaufer





PLEASE NOTE:
We are pleased to announce that at the August 2, 1999, Shareholders Meeting all three issues for the Fund were approved.

o Approval of Board of Directors of the Fund

o Approval of the sub-advisory agreement between Lincoln Investment Management, Inc. and Putnam Investment Management, Inc. as subadvisor to the Fund

o Approval of Ernst & Young, as independent auditors of the Fund

                           Aggressive Growth Fund  1

Lincoln National
Aggressive Growth Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 1999

Investments:

                                            Number            Market
Common Stock:                              of Shares          Value
-----------------------------------------------------------------------------
Automobiles & Auto Parts: 1.5%
-----------------------------------------------------------------------------
Danaher                                      78,500         $4,562,813
-----------------------------------------------------------------------------

Banking, Finance & Insurance: 11.4%
-----------------------------------------------------------------------------
Capital One Financial                        25,500          1,420,031
Finova Group                                 91,700          4,825,713
GreenPoint Financial                         93,900          3,081,094
Investment Technology                        50,500          1,634,938
M & T Bank                                   4,830           2,656,500
North Fork Bancorporation                    74,400          1,585,650
Northern Trust                               41,100          3,987,986
Paine Webber Group                           62,700          2,931,225
Schwab (Charles)                             52,000          5,713,500
State Street Bank                            31,100          2,655,163
TD Waterhouse Group *                        64,300          1,611,519
Zions                                        63,700          4,052,913
-----------------------------------------------------------------------------
                                                            36,156,232

Cable, Media & Publishing: 3.3%
-----------------------------------------------------------------------------
Adelphia Communications Class A *            14,100            903,722
Cablevision Systems Class A *                46,600          3,262,000
Century Communications Class A *             16,800            773,325
Clear Channel Communications                      1                 42
Omnicom Group                                66,100          5,288,000
-----------------------------------------------------------------------------
                                                            10,227,089

Computers & Technology: 15.6%
-----------------------------------------------------------------------------
Apple Computer *                             41,600          1,929,200
Comverse Technology *                        71,100          5,363,606
Fiserv *                                    112,800          3,535,575
Intuit *                                     41,100          3,706,706
Jabil Circuit *                             103,500          4,670,438
Juniper Networks *                              507             75,622
Lexmark International Group A *              86,800          5,734,225
Linear Technology                            49,700          3,345,431
Macromedia *                                 73,300          2,604,441
Siebel Systems *                             26,800          1,776,338
Teradyne *                                   42,800          3,070,900
VeriSign *                                   70,700          6,097,875
Veritas Software *                           79,400          7,540,519
-----------------------------------------------------------------------------
                                                            49,450,876

Consumer Products: 4.4%
-----------------------------------------------------------------------------
Dial                                         98,900          3,677,844
Estee Lauder Class A                        136,200          6,827,025
Maytag                                       46,500          3,240,469
-----------------------------------------------------------------------------
                                                            13,745,338

Electronics & Electrical Equipment: 6.7%
-----------------------------------------------------------------------------
Altera *                                     95,900          3,527,322
Florida Progress                             41,900          1,730,994
LSI Logic *                                  62,100          2,864,363
Maxim Integrated Products *                  42,600          2,832,900
Solectron *                                  88,100          5,875,169
Symbol Technologies                         120,250          4,434,219
-----------------------------------------------------------------------------
                                                            21,264,967

Energy: 1.8%
-----------------------------------------------------------------------------
Coastal                                      52,900          2,116,000
Cooper Cameron *                             46,400          1,719,700
Smith International *                        44,200          1,919,938
-----------------------------------------------------------------------------
                                                             5,755,638

Environmental Services: 2.7%
-----------------------------------------------------------------------------
Burlington Resources                         52,000          2,249,000
PE Corp- PE Biosystems Group                 25,300          2,903,175

                                            Number            Market
Environmental Services (Cont.)             of Shares          Value
-----------------------------------------------------------------------------
Republic Services Class A *                 136,100        $ 3,368,475
Waste Management  1        20
-----------------------------------------------------------------------------
                                                             8,520,670

Food, Beverage & Tobacco: 2.9%
-----------------------------------------------------------------------------
Darden Restaurants                          120,100          2,619,681
Flowers Industries                          145,900          3,164,206
U.S. Foodservice *                           81,000          3,452,625
-----------------------------------------------------------------------------
                                                             9,236,512

Healthcare & Pharmaceuticals: 11.2%
-----------------------------------------------------------------------------
Alza *                                       77,900          3,963,163
AmeriSource Health Class A *                157,700          4,021,350
Bergen Brunswig Class A                       3,000             51,750
Biogen *                                     60,200          3,873,494
Biomet                                       73,100          2,901,156
Elan PLC - ADR *                            101,800          2,824,950
Healthsouth *                               207,100          3,093,556
Idexx Laboratories *                         74,500          1,729,797
Immunex *                                    36,900          4,701,291
Visx *                                       58,900          4,669,666
Watson Pharmaceutical *                     102,500          3,593,906
-----------------------------------------------------------------------------
                                                            35,424,079

Industrial Machinery: 0.6%
-----------------------------------------------------------------------------
Baker Hughes                                 54,400          1,822,400
-----------------------------------------------------------------------------

Leisure, Lodging & Entertainment: 2.0%
-----------------------------------------------------------------------------
Harrah's Entertainment                      153,000          3,366,000
Royal Caribbean Cruises                      71,600          3,132,500
-----------------------------------------------------------------------------
                                                             6,498,500

Miscellaneous: 3.6%
-----------------------------------------------------------------------------
Cintas                                       48,500          3,257,078
Waters *                                     66,800          3,548,750
Young & Rubicam                             104,000          4,725,500
-----------------------------------------------------------------------------
                                                            11,531,328

Packaging & Containers: 0.9%
-----------------------------------------------------------------------------
Sealed Air *                                 42,900          2,783,138
-----------------------------------------------------------------------------

Real Estate: 1.1%
-----------------------------------------------------------------------------
Starwood Hotels & Resorts                   119,100          3,639,994
-----------------------------------------------------------------------------

Retail: 10.6%
-----------------------------------------------------------------------------
Abercrombie & Fitch Class A *                76,200          3,657,600
Amazon.com *                                 22,400          2,802,100
Ann Taylor Holdings *                        67,800          3,051,000
Best Buy *                                   60,000          4,050,000
Circuit City Stores                          33,600          3,124,800
Family Dollar Stores                        173,550          4,165,200
Linens N Things *                           100,200          4,383,750
TJX                                         142,700          4,753,684
Tricon Global Restaurants *                  67,000          3,626,375
-----------------------------------------------------------------------------
                                                            33,614,509

Telecommunications: 9.6%
-----------------------------------------------------------------------------
ADC Telecommunications *                     68,300          3,109,784
Allegiance Telecom *                         53,200          2,924,338
Convergys *                                 149,000          2,868,250
Exodus Communications *                      30,200          3,623,056
Frontier                                     45,900          2,708,100
Global Telesystems Group *                   24,200          1,959,444
McLeod Class A *                             62,900          3,455,569
Network Appliance *                          52,400          2,929,488
Qualcomm *                                   49,000          7,033,031
-----------------------------------------------------------------------------
                                                            30,611,060

Textiles, Apparel & Furniture: 5.2%
-----------------------------------------------------------------------------
Furniture Brands International *            146,200          4,075,325
Lear *                                       50,500          2,512,375
Mohawk Industries *                          92,200          2,800,575
Shaw Indusries                              160,200          2,643,300
Westpoint Stevens                           148,300          4,421,194
-----------------------------------------------------------------------------
                                                            16,452,769

                           Aggressive Growth Fund  2

                                            Number            Market
                                           of Shares          Value
-----------------------------------------------------------------------------

Transportation & Shipping: 2.1%
-----------------------------------------------------------------------------
Continental Airlines Class B *               90,100        $ 3,401,275
Galileo International                        62,000          3,313,125
-----------------------------------------------------------------------------
                                                             6,714,400

Utilities: 1.3%
-----------------------------------------------------------------------------
Calpine *                                    43,800          2,365,200
Ipalco Enterprises                           77,800          1,648,388
-----------------------------------------------------------------------------
                                                             4,013,588

Common Stock: 97.9%
(Cost $290,983,449)                                        312,025,900
-----------------------------------------------------------------------------

                                            Par
Repurchase Agreement:                      Amount
-----------------------------------------------------------------------------
Warburg, Dillion & Read Repurchase
Agreement, dated 6/30/99, 4.80%,
maturing 7/1/99, collateralized by
$7,783,828 U.S. Treasury Bonds, 9.13%,
5/15/18, market value $7,852,828         $7,683,000          7,683,000
-----------------------------------------------------------------------------

Total Repurchase Agreement: 2.5%
(Cost $7,683,000)                                            7,683,000
-----------------------------------------------------------------------------

Total Investments: 100.4%
(Cost $298,666,449)                                        319,708,900
-----------------------------------------------------------------------------
Other Liabilities Over Assets: (0.4)%                       (1,357,424)
-----------------------------------------------------------------------------
Net Assets: 100.0%
(Equivalent to $14.010 per share
based on 22,723,529 shares
issued and outstanding)                                   $318,351,476
-----------------------------------------------------------------------------

Components of Net Assets at June 30, 1999:
-----------------------------------------------------------------------------
Common Stock, $.01 par value 50,000,000
  authorized shares                                            227,235
Paid in capital in excess of par value of
  shares issued                                            272,440,403
Undistributed net investment loss                             (596,041)
Accumulated net realized gain on investments                25,237,428
Net unrealized appreciation of investments                  21,042,451
-----------------------------------------------------------------------------
Total Net Assets                                          $318,351,476
-----------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depository Receipt

See accompanying notes to financial statements.

                           Aggressive Growth Fund  3

Lincoln National Aggressive Growth Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 1999



Investment income:
 Dividends                                                         $410,255
-----------------------------------------------------------------------------
 Interest                                                           280,467
-----------------------------------------------------------------------------
  Total investment income                                           690,722
-----------------------------------------------------------------------------

Expenses:

 Management fees                                                  1,142,907
-----------------------------------------------------------------------------
 Accounting fees                                                     76,000
-----------------------------------------------------------------------------
 Printing and postage                                                41,800
-----------------------------------------------------------------------------
 Custody fees                                                         7,000
-----------------------------------------------------------------------------
 Directors fees                                                       2,100
-----------------------------------------------------------------------------
 Other                                                               16,956
-----------------------------------------------------------------------------
  Total expenses                                                  1,286,763
-----------------------------------------------------------------------------
Net investment loss                                                (596,041)
-----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
-----------------------------------------------------------------------------
 Net realized gain on transactions                               45,925,105
-----------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)
   of investments                                               (31,183,478)
-----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments           14,741,627
-----------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                       $14,145,586
-----------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                   Six months
                                                   ended
                                                   6/30/99         Year ended
                                                   (Unaudited)     12/31/98
                                                   ---------------------------
Changes from operations:
-------------------------------------------------------------------------------
 Net investment income (loss)                     $   (596,041)    $    29,870
-------------------------------------------------------------------------------
 Net realized gain (loss) on investments            45,925,105     (20,687,677)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 of investments                                     31,183,478      (2,668,620)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           14,145,586     (23,326,427)
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                 (29,870)       (473,358)
-------------------------------------------------------------------------------
 Net realized gain on investments                            -     (45,635,441)
-------------------------------------------------------------------------------
  Total distributions to shareholders                  (29,870)    (46,108,799)
-------------------------------------------------------------------------------
Net increase/(decrease) in net assets
resulting from capital share transactions          (31,130,678)     62,038,964
-------------------------------------------------------------------------------
 Total decrease in net assets                      (17,014,962)     (7,396,262)
-------------------------------------------------------------------------------
Net Assets, beginning of period                    335,366,438     342,762,700
-------------------------------------------------------------------------------
Net Assets, end of period                         $318,351,476    $335,366,438
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           Aggressive Growth Fund  4

Lincoln National Aggressive Growth Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                               Six months
                                               ended
                                               6/30/99  Period ended December 31,
                                               (Unaudited)   1998         1997         1996         1995       1994(3)
                                               ------------------------------------------------------------------------
Net asset value, beginning of period            $ 13.367     $ 16.385     $ 13.980     $ 12.183     $ 9.048    $10.000

Income from investment operations:
   Net investment income (loss)                   (0.005)       0.001        0.023        0.004       0.007      0.019
   Net realized and unrealized gain (loss)
      on investments                               0.649       (0.810)       3.055        1.989       3.135     (0.952)
                                               ------------------------------------------------------------------------
   Total from investment operations                0.644       (0.809)       3.078        1.993       3.142     (0.933)
                                               ------------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income           (0.001)      (0.023)           -       (0.004)     (0.007)    (0.019)
   Distributions from net realized gain on
       investment transactions                         -       (2.186)      (0.673)      (0.192)          -          -
                                               ------------------------------------------------------------------------
Total dividends and distributions                 (0.001)      (2.209)      (0.673)      (0.196)     (0.007)    (0.019)
                                               ------------------------------------------------------------------------
Net asset value, end of period                  $ 14.010     $ 13.367     $ 16.385     $ 13.980   $  12.183    $ 9.048
                                               ------------------------------------------------------------------------

Total Return(1)                                     4.80%       (6.20%)      23.09%       17.02%      34.15%     (9.37%)

Ratios and supplemental data:
   Ratio of expenses to average net assets          0.82%(2)     0.81%        0.81%        0.82%       0.94%      1.11%
   Ratio of net investment income
       to average net assets                       (0.38%)(2)    0.01%        0.16%        0.03%       0.06%      0.21%
   Portfolio Turnover                             150.00%      102.33%      105.07%       77.51%      85.82%    100.31%
   Net assets, end of period (000 omitted)      $318,351     $335,366     $342,763     $242,609    $138,471    $60,697

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

(3) The per share data, total return, ratios and portfolio turnover are calculated for the period from commencement of investment activity on January 3, 1994 through December 31, 1994. Accordingly, the total return and portfolio turnover have NOT been calculated on an annualized basis.

See accompanying notes to financial statements.

                           Aggressive Growth Fund  5

Lincoln National Aggressive Growth Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 1999

The Fund: Lincoln National Aggressive Growth Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund invests in stocks of smaller, lesser-known companies, which have a chance to grow significantly in a short time.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .75% of the first $200,000,000 of the average daily net assets of the Fund, .70% of the next $200,000,000, and .65% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor, Putnam Investments, is paid directly by the Advisor. Effective May 1, 1999, Putnam Investments became sub-advisor of the Fund. Additionally, on May 1, 1999, the Fund terminated its sub-advisor agreement with Lynch & Mayer.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums. If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

                           Aggressive Growth Fund  6

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1999 are as follows:

         Aggregate         Aggregate        Gross             Gross             Net
         Cost of           Proceeds         Unrealized        Unrealized        Unrealized
         Purchases         From Sales       Appreciation      Depreciation      Appreciation
---------------------------------------------------------------------------------------------
         $456,699,031      $473,808,160     $30,907,149       $(9,864,698)      $21,042,451

4. Supplemental Financial Instrument Information

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. The Advisor is responsible for determining that the value of the collateral is at least equal to the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Summary of Changes From Capital Share Transactions

                                                      Shares Issued Upon                                    Net Increase/(Decrease)
                              Capital                 Reinvestment of          Capital Shares               Resulting From Capital
                              Shares Sold             Dividends                Redeemed                     Share Transactions
                              -----------------------------------------------------------------------------------------------------
                              Shares       Amount     Shares       Amount      Shares        Amount         Shares        Amount
                              -----------------------------------------------------------------------------------------------------
Six months ended
  June 30, 1999 (unaudited):    380,727  $5,046,808      2,205      $29,870  (2,747,723)  $(36,207,356)   (2,364,791)  $(31,130,678)
Year ended
  December 31, 1998:          2,713,832  38,444,307  3,125,236   46,108,799  (1,669,529)   (22,514,142)    4,169,539     62,038,964

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. Capital Loss Carryforward

As of December 31, 1998, the Fund had $19,675,836 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the year 2005.


                           Aggressive Growth Fund  7